Borrowings and financial liabilities - Issuance of convertible notes to ATLAS 2021 Atlas Contract (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2022 EUR (€) item	Jun. 30, 2021 EUR (€) item tranche	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Nov. 19, 2021 EUR (€)
Disclosure of other provisions [line items]
Amount of agreement		€ 32,000,000	€ 24,000,000			€ 10,000,000
Number of Tranche for Issue of Notes	160	8
Principal amount of loan	€ 4,000,000	€ 4,000,000		€ 15,000,000	€ 9,000,000
Bonds converted to new shares		1,280	224,000,000	376
Percentage of Cash Reimbursement of Principal				110.00%
Par Value Of Each Ornane				€ 10,000
Valuation input				0.96
Convertible notes to Atlas
Disclosure of other provisions [line items]
Number of Tranche for Issue of Notes | item				0
Bonds converted to new shares | item					330
Percentage of Cash Reimbursement of Principal				100.00%
Par Value Of Each Ornane				€ 25,000